MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Schedule of Marketable Securities With Contractual Maturities
Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2016				2015
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	Value	cost	losses	gains	Value

Foreign banks and government debentures	$15,361	$(10)	$51	$15,402	$5,895	$(15)	$16	$5,896
Corporate debentures	5,046	-	4	5,050	4,393	(1)	17	4,409
Corporate shares	-	-	-	-	3,762	-	1,936	5,698

Total available-for-sale marketable securities	$20,407	$(10)	$55	$20,452	$14,050	$(16)	$1,969	$16,003

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2016				2015
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	Value	cost	losses	gains	Value

Foreign banks and government debentures	$31,040	$(45)	$76	$31,071	$38,383	$(117)	$149	$38,415
Corporate debentures	28,980	(26)	65	29,019	32,008	(143)	43	31,908

Total available-for-sale marketable securities	$60,020	$(71)	$141	$60,090	$70,391	$(260)	$192	$70,323

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2016				2015
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	Losses	gains	Value	cost	Losses	gains	Value

Foreign banks and government debentures	$7,738	$(111)	$-	$7,627	$6,356	$(71)	$-	$6,285
Corporate debentures	7,281	(60)	29	7,250	11,342	(136)	-	11,206

Total available-for-sale marketable securities	$15,019	$(171)	$29	$14,877	$17,698	$(207)	$-	$17,491

Summary of Investments With Continuous Unrealized Losses and Related Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$20,118	$(139)	$2,325	$(28)	$22,443	$(167)
Corporate debentures	13,444	(79)	1,013	(6)	14,457	(85)

Total available-for-sale marketable securities	$33,562	$(218)	$3,338	$(34)	$36,900	$(252)

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$16,041	$(64)	$15,660	$(139)	$31,701	$(203)
Corporate debentures	9,697	(93)	24,347	(188)	34,044	(281)

Total available-for-sale marketable securities	$25,738	$(157)	$40,007	$(327)	$65,745	$(484)